Affiliated companies and variable interest entities (Summary of Financial Information for Affiliated Companies Accounted for by Equity Method) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2018 JPY (¥) Entity	Mar. 31, 2017 JPY (¥) Entity	Mar. 31, 2016 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 12,766,962	¥ 11,795,296
Noncurrent assets	12,326,689	11,003,432
Total assets	25,093,651	22,798,728
Current liabilities	8,061,342	7,419,176
Long-term liabilities and noncontrolling interests	5,940,549	5,423,938
Affiliated companies accounted for by the equity method shareholders' equity	11,091,760	9,955,614
Total liabilities and shareholders' equity	25,093,651	22,798,728
Toyota's share of affiliated companies accounted for by the equity method shareholders' equity	¥ 3,162,711	¥ 2,845,422	¥ 2,631,389
Number of affiliated companies accounted for by the equity method at end of period | Entity	57	54
Net revenues	¥ 30,680,535	¥ 30,309,263	31,037,029
Gross profit	4,065,344	3,644,267	3,852,899
Net income attributable to affiliated companies accounted for by the equity method	1,344,687	1,099,080	957,742
Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	¥ 470,083	¥ 362,060	¥ 329,099